Sale of Freeline Therapeutics GmbH - Summary of Company's Book Value of Assets And Liabilities Sold (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 08, 2023	Mar. 31, 2023	Dec. 31, 2022
Book value of liabilities sold
Amounts attributable to liabilities sold			$ 10,337
Accumulated other comprehensive loss		$ (1,718)	$ (3,151)
Gain on sale of Freeline Therapeutics GmbH		$ 20,279
Freeline Therapeutics Gmbh
Book value of assets sold
Cash and cash equivalents	$ 1,015
Prepaid expenses and other current assets	414
Property and equipment, net	5,470
Operating lease right of use assets	8,455
Other non-current assets	3
Amounts attributable to assets sold	15,357
Book value of liabilities sold
Accounts payable	230
Accrued expenses and other current liabilities	1,430
Operating lease liabilities, current	869
Operating lease liabilities, non-current	8,044
Amounts attributable to liabilities sold	10,573
Total identifiable net assets sold	4,784
Accumulated other comprehensive loss	(155)
Consideration, inclusive of cash transferred	25,218
Gain on sale of Freeline Therapeutics GmbH	$ 20,279